Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,256,000
Previously Paid Amount	0.00
Total Fee Amount	1,002.05
Total Offset Amount	0.00
Net Fee	1,002.05
Narrative - Max Aggregate Offering Price	$ 7,256,000
Final Prospectus	true